SHARE-BASED COMPENSATION: - Share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Option
Balance at the beginning	78,030,653
Granted	40,341,308
Exercised	(13,862,118)
Forfeited	(1,270,774)
Balance at the end	103,239,069	78,030,653
Exercisable at the end	43,519,611	41,843,026
Weighted-Average Exercise Price
Balance at the beginning (in dollars per share)	$ 0.8
Granted (in dollars per share)	3.1
Exercised (in dollars per share)	0.6
Forfeited (in dollars per share)	1.42
Balance at the end (in dollars per share)	1.71	$ 0.8
Exercisable at the end (in dollars per share)	$ 0.72	$ 0.6
Weighted- Average Remaining Contractual Term and Aggregate Intrinsic Value
Weighted average remaining contractual term (in years)	5 years 11 months 12 days	4 years 9 months 7 days
Exercisable at the end (in years)	3 years 7 months 13 days	3 years 11 months 4 days
Balance at the beginning (in dollars)	$ 188,342
Balance at the end (in dollars)	622,635	$ 188,342
Exercisable at the end (in dollars)	305,465	109,275
Aggregate intrinsic values of share options exercised	$ 126,472	$ 13,976